Property, Plant, And Equipment - Net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
One Energy Enterprises Inc [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, And Equipment - Net
5.	PROPERTY, PLANT, AND EQUIPMENT – NET
As of March 31, 2024 and December 31, 2023, property, plant, and equipment—net, consisted of the following (in whole dollars):

	March 31, 2024	December 31, 2023
Land	$6,138,507	$6,138,507
Wind turbines and related equipment	64,995,872	64,979,879
Buildings	4,649,627	4,628,544
Equipment and vehicles	2,795,655	2,732,447
Electrical infrastructure	5,546,391	6,577,796
Land improvements	1,068,511	1,068,511
Office equipment	506,168	506,168
Software	—	219,000
Construction in progress	268,927	253,641
Less: accumulated depreciation	(20,764,874)	(20,151,253)

Property, plant, and equipment — net	$65,204,784	$66,953,240

Depreciation expense related to property, plant, and equipment – net during the three months ended March 31, 2024 and 2023, was $
1,267,615 and $
849,179, respectively, and is included on the
condensed
consolidated statement of operations and comprehensive income (loss).
As of March 31, 2024 and December 31, 2023, $5,307,299 and $5,489,857 of the Company’s electrical infrastructure assets were leased, respectively.
In March 2024, the Company decided to dismantle certain crypto mining assets included in the Company’s Short Term Contracts segment and repurpose the parts as spares for other capital projects. As a result of this decision, the Company performed an impairment analysis and wrote the book value of these assets down to their fair value, recognizing an impairment charge of
$
337,651
for the three months ended March 31, 2024. The Company estimated the fair value using quoted market prices. The impairment charge is presented within asset impairment in the condensed consolidated statement of operations and comprehensive income (loss). The Company did not record any impairment for the three months ended March 31, 2023.

5.	PROPERTY, PLANT, AND EQUIPMENT – NET
As of December 31, 2023
,
and 2022, property, plant, and equipment - net, consisted of the following (in whole dollars):

	December 31,
	2023	2022
Land	$6,138,507	$5,209,697
Wind turbines and related equipment	64,979,879	55,292,350
Buildings	4,628,544	4,593,296
Equipment and vehicles	2,732,447	2,616,860
Electrical infrastructure	6,577,796	1,001,192
Land improvements	1,068,511	517,567
Office equipment	506,168	387,014
Software	219,000	219,000
Construction in progress	253,641	4,503,468
Less: accumulated depreciation	(20,151,253)	(16,355,767)

Property, plant, and equipment — net	$66,953,240	$57,984,677

Depreciation expense related to property, plant, and equipment – net during the years ended December 31, 2023
,
and 2022, was $3,922,933 and $3,484,977, respectively, and is included on the consolidated statement of operations and comprehensive income (loss).